UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA HIGH INCOME FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48486-0613                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH INCOME FUND
April 30, 2013 (unaudited)

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (64.9%)

            CONSUMER DISCRETIONARY (9.3%)
            -----------------------------
            ADVERTISING (0.5%)
  $ 6,784   Clear Channel Communications, Inc. (a)                  3.85%       1/29/2016      $    6,239
    5,000   Clear Channel Worldwide Holdings, Inc.                  7.63        3/15/2020           5,412
                                                                                               ----------
                                                                                                   11,651
                                                                                               ----------
            APPAREL RETAIL (1.0%)
   18,162   L Brands, Inc.                                          6.95        3/01/2033          19,184
    2,362   L Brands, Inc.                                          7.60        7/15/2037           2,607
                                                                                               ----------
                                                                                                   21,791
                                                                                               ----------
            AUTO PARTS & EQUIPMENT (0.2%)
    1,271   Federal-Mogul Corp. (a)                                 2.14       12/29/2014           1,209
      648   Federal-Mogul Corp. (a)                                 2.14       12/28/2015             617
    2,000   Lear Corp. (b)                                          4.75        1/15/2023           2,015
                                                                                               ----------
                                                                                                    3,841
                                                                                               ----------
            BROADCASTING (0.4%)
    5,000   Sinclair Television Group, Inc. (b)                     6.13       10/01/2022           5,325
    4,000   Univision Communications, Inc. (b)                      8.50        5/15/2021           4,480
                                                                                               ----------
                                                                                                    9,805
                                                                                               ----------
            CABLE & SATELLITE (1.4%)
    5,000   Cablevision Systems Corp.                               8.00        4/15/2020           5,775
    5,000   CCO Holdings, LLC (b)                                   5.25        3/15/2021           5,150
    5,000   CCO Holdings, LLC                                       6.63        1/31/2022           5,525
    5,000   Cequel Communications Holdings I, LLC and
              Cequel Capital Corp. (b)                              8.63       11/15/2017           5,369
    5,000   Cequel Communications Holdings I, LLC and
              Cequel Capital Corp. (b)                              6.38        9/15/2020           5,350
    4,500   Mediacom Broadband, LLC                                 6.38        4/01/2023           4,747
                                                                                               ----------
                                                                                                   31,916
                                                                                               ----------
            CASINOS & GAMING (3.1%)
    5,000   Boyd Gaming Corp.                                       7.13        2/01/2016           5,088
    1,941   Caesar's Entertainment Operating Co., Inc. (a)          5.45        1/26/2018           1,767
    6,025   Caesar's Entertainment Operating Co., Inc.             10.00       12/15/2018           3,736
    4,000   Caesar's Entertainment Operating Co., Inc.              8.50        2/15/2020           3,873
    6,000   Chester Downs & Marina, LLC (b)                         9.25        2/01/2020           5,812
    5,041   CityCenter Holdings, LLC                               10.75        1/15/2017           5,602
    1,500   Eldorado Resorts, LLC (b)                               8.63        6/15/2019           1,493
    2,213   Inn of the Mountain Gods Resort & Casino (b),(c)        1.25       11/30/2020           2,069
      372   Inn of the Mountain Gods Resort & Casino (b)            8.75       11/30/2020             374
    4,000   Isle of Capri Casinos                                   8.88        6/15/2020           4,410
    6,000   Marina District Finance Co., Inc.                       9.88        8/15/2018           6,412
    8,000   MGM Resorts International                               8.63        2/01/2019           9,520
    3,050   MTR Gaming Group, Inc. (b)                             11.50        8/01/2019           3,233
    5,000   Pinnacle Entertainment, Inc.                            8.75        5/15/2020           5,562
    5,000   Scientific Games International, Inc.                    6.25        9/01/2020           5,162
    2,000   Shingle Springs Tribal Gaming Auth. (b)                 9.38        6/15/2015           2,020

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1  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 3,000   Snoqualmie Entertainment Auth. (b)                      4.22% (d)   2/01/2014      $    2,963
      850   Snoqualmie Entertainment Auth. (b)                      9.13        2/01/2015             843
                                                                                               ----------
                                                                                                   69,939
                                                                                               ----------
            DEPARTMENT STORES (0.3%)
    3,200   Dillard's, Inc.                                         7.13        8/01/2018           3,732
    2,100   Macy's Retail Holdings, Inc.                            7.88        8/15/2036           2,344
                                                                                               ----------
                                                                                                    6,076
                                                                                               ----------
            HOMEBUILDING (0.4%)
    5,000   KB Home                                                 7.50        9/15/2022           5,725
    3,596   Taylor Morrison Communities, Inc. (b)                   7.75        4/15/2020           4,055
                                                                                               ----------
                                                                                                    9,780
                                                                                               ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
    2,000   Royal Caribbean Cruises Ltd.                            5.25       11/15/2022           2,080
                                                                                               ----------
            MOVIES & ENTERTAINMENT (0.3%)
    5,000   AMC Entertainment, Inc.                                 8.75        6/01/2019           5,531
    2,000   Production Resource Group, Inc.                         8.88        5/01/2019           1,610
                                                                                               ----------
                                                                                                    7,141
                                                                                               ----------
            PUBLISHING (0.7%)
      195   American Media, Inc. (b)                               13.50        6/15/2018             186
    7,000   McGraw-Hill Global Education Holdings, LLC (a)          9.00        3/22/2019           7,026
    8,000   McGraw-Hill Global Education Holdings, LLC (b)          9.75        4/01/2021           8,280
                                                                                               ----------
                                                                                                   15,492
                                                                                               ----------
            RESTAURANTS (0.2%)
    4,000   NPC International, Inc.                                10.50        1/15/2020           4,715
                                                                                               ----------
            SPECIALTY STORES (0.5%)
    4,963   Harbor Freight Tools USA, Inc. (a)                      5.50       11/14/2017           5,039
    5,000   Michaels Stores, Inc.                                   7.75       11/01/2018           5,519
                                                                                               ----------
                                                                                                   10,558
                                                                                               ----------
            TIRES & RUBBER (0.2%)
    5,000   Goodyear Tire & Rubber Co.                              6.50        3/01/2021           5,256
                                                                                               ----------
            Total Consumer Discretionary                                                          210,041
                                                                                               ----------
            CONSUMER STAPLES (1.6%)
            -----------------------
            DISTILLERS & VINTNERS (0.0%)
      100   Constellation Brands, Inc. (e)                          4.25        5/01/2023             100
                                                                                               ----------
            FOOD DISTRIBUTORS (0.2%)
    4,000   U.S. Foods, Inc. (b)                                    8.50        6/30/2019           4,370
                                                                                               ----------
            FOOD RETAIL (0.1%)
      910   Albertsons, Inc.                                        8.70        5/01/2030             759
    1,000   American Stores Co.                                     8.00        6/01/2026           1,306
                                                                                               ----------
                                                                                                    2,065
                                                                                               ----------
            HOUSEHOLD PRODUCTS (0.2%)
    4,000   Sun Products Corp. (a)                                  5.50        3/23/2020           4,040
                                                                                               ----------
            PACKAGED FOODS & MEAT (1.1%)
    5,000   Chiquita Brands International, Inc. (b)                 7.88        2/01/2021           5,375
   15,000   Kraft Foods Group, Inc.                                 3.50        6/06/2022          16,024
    4,000   Reddy Ice Corp.                                        11.25        3/15/2015           4,225
                                                                                               ----------
                                                                                                   25,624
                                                                                               ----------
            Total Consumer Staples                                                                 36,199
                                                                                               ----------

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            ENERGY (16.3%)
            --------------
            AUTOMOTIVE RETAIL (0.2%)
  $ 5,000   CST Brands, Inc. (b),(e)                                5.00%       5/01/2023      $    5,156
                                                                                               ----------
            COAL & CONSUMABLE FUELS (0.7%)
    5,000   Alpha Natural Resources                                 9.75        4/15/2018           5,450
    5,000   Arch Coal, Inc. (b)                                     9.88        6/15/2019           5,225
    1,000   CONSOL Energy, Inc.                                     8.25        4/01/2020           1,125
    1,000   James River Coal Co.                                    7.88        4/01/2019             420
    1,500   Murray Energy Corp. (b)                                10.25       10/15/2015           1,537
    2,000   Peabody Energy Corp.                                    7.88       11/01/2026           2,175
                                                                                               ----------
                                                                                                   15,932
                                                                                               ----------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
    5,000   Basic Energy Services                                   7.75        2/15/2019           5,250
    5,000   Exterran Partners Exploration (b)                       6.00        4/01/2021           5,125
    5,000   Global Geophysical Services, Inc.                      10.50        5/01/2017           4,475
      868   Helix Energy Solutions Group, Inc. (b)                  9.50        1/15/2016             894
                                                                                               ----------
                                                                                                   15,744
                                                                                               ----------
            OIL & GAS EXPLORATION & PRODUCTION (6.5%)
    5,000   Alta Mesa Holdings, LP                                  9.63       10/15/2018           5,400
   10,000   Bill Barrett Corp. (f)                                  7.00       10/15/2022          10,800
    5,000   BreitBurn Energy Partners, LP                           7.88        4/15/2022           5,525
    7,000   Carrizo Oil & Gas, Inc.                                 8.63       10/15/2018           7,787
    5,000   Chaparral Energy, Inc.                                  8.25        9/01/2021           5,675
    5,000   Comstock Resources, Inc.                                7.75        4/01/2019           5,375
    2,500   Comstock Resources, Inc.                                9.50        6/15/2020           2,825
    5,000   EP Energy, LLC & Everest Acquisition Finance, Inc.      9.38        5/01/2020           5,850
    1,000   EP Energy, LLC & Everest Acquisition Finance, Inc.      7.75        9/01/2022           1,153
    5,000   EV Energy Partners, LP                                  8.00        4/15/2019           5,350
    5,000   Forest Oil Corp. (b)                                    7.50        9/15/2020           5,350
    2,194   GMX Resources, Inc. (c)                                11.00       12/01/2017           2,041
    4,000   Magnum Hunter Resources (b)                             9.75        5/15/2020           4,140
    5,000   PDC Energy, Inc. (b)                                    7.75       10/15/2022           5,487
    7,300   Penn Virginia Corp. (b)                                 8.50        5/01/2020           7,355
    5,000   Plains Exploration & Production Co.                     6.50       11/15/2020           5,600
    6,000   Quicksilver Resources, Inc.                            11.75        1/01/2016           6,442
   10,000   Quicksilver Resources, Inc.                             7.13        4/01/2016           9,550
    5,000   Resolute Energy Corp.                                   8.50        5/01/2020           5,400
    5,000   Rex Energy Corp. (b)                                    8.88       12/01/2020           5,356
    2,000   Rosetta Resources, Inc. (e)                             5.63        5/01/2021           2,088
    7,250   Sabine Oil & Gas, LLC                                   9.75        2/15/2017           7,486
    5,000   Samson Investment Co. (a)                               6.00        9/25/2018           5,066
    5,000   Samson Investment Co. (b)                               9.75        2/15/2020           5,338
   10,000   Sandridge Energy, Inc.                                  7.50        2/15/2023          10,350
    4,000   Venoco, Inc.                                            8.88        2/15/2019           4,050
                                                                                               ----------
                                                                                                  146,839
                                                                                               ----------
            OIL & GAS REFINING & MARKETING (0.3%)
    5,000   Northern Tier Energy, LLC (b)                           7.13       11/15/2020           5,350
                                                                                               ----------
            OIL & GAS STORAGE & TRANSPORTATION (7.9%)
    5,000   Atlas Pipeline, LP (b)                                  6.63       10/01/2020           5,287
    5,061   El Paso, LLC                                            7.80        8/01/2031           5,752
   11,400   Enbridge Energy Partners, LP (f)                        8.05       10/01/2037          13,208
    2,500   Energy Transfer Equity, LP                              7.50       10/15/2020           2,938
   12,250   Enterprise Products Operating, LLC                      7.00        6/01/2067          13,304
    9,000   Enterprise Products Operating, LLC                      7.03        1/15/2068          10,451
    5,000   Genesis Energy, LP (b)                                  5.75        2/15/2021           5,272
    2,300   Inergy Midstream, LP (b)                                6.00       12/15/2020           2,438
    3,250   MarkWest Energy Partners, LP                            6.50        8/15/2021           3,599

================================================================================

3  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,500   MarkWest Energy Partners, LP                            4.50%       7/15/2023      $    1,571
    8,000   Martin Midstream Partners, LP (b)                       7.25        2/15/2021           8,220
   12,000   NGPL PipeCo, LLC                                        7.12       12/15/2017          12,555
    3,000   NGPL PipeCo, LLC (b)                                    9.63        6/01/2019           3,315
    5,000   NGPL PipeCo, LLC (b)                                    7.77       12/15/2037           5,038
    1,760   NuStar Logistics, LP                                    7.63        1/15/2043          48,513
   13,000   Sabine Pass Liquefaction, LP (b)                        5.63        2/01/2021          13,487
    5,000   Sabine Pass LNG, LP                                     7.50       11/30/2016           5,675
    2,000   Sabine Pass LNG, LP (b)                                 6.50       11/01/2020           2,155
    5,000   Southern Union Co.                                      3.32 (d)   11/01/2066           4,381
    3,000   Targa Resources Partners, LP (b)                        6.88        2/01/2021           3,353
    3,000   Targa Resources Partners, LP (b)                        5.25        5/01/2023           3,195
    1,000   Teekay Corp.                                            8.50        1/15/2020           1,103
    3,000   TEPPCO Partners, LP                                     7.00        6/01/2067           3,258
                                                                                               ----------
                                                                                                  178,068
                                                                                               ----------
            Total Energy                                                                          367,089
                                                                                               ----------
            FINANCIALS (12.3%)
            ------------------
            CONSUMER FINANCE (1.1%)
    4,000   American Express Co.                                    6.80        9/01/2066           4,390
    6,000   Credit Acceptance Corp.                                 9.13        2/01/2017           6,570
    5,000   Ford Motor Credit Co., LLC                              5.75        2/01/2021           5,790
      320   GMAC Capital Trust I                                    8.13        2/15/2040           8,765
                                                                                               ----------
                                                                                                   25,515
                                                                                               ----------
            DIVERSIFIED BANKS (0.8%)
    1,800   USB Realty Corp. (b)                                    1.42 (d)            -(g)        1,615
   15,000   Wells Fargo & Co.                                       3.50        3/08/2022          16,122
                                                                                               ----------
                                                                                                   17,737
                                                                                               ----------
            INVESTMENT BANKING & BROKERAGE (0.0%)
    1,000   Lehman Brothers Holdings, Inc. (h)                      5.75        4/25/2030             240
    1,500   Lehman Brothers Treasury Co. B.V. (h)                   6.88        5/02/2018             667
                                                                                               ----------
                                                                                                      907
                                                                                               ----------
            LIFE & HEALTH INSURANCE (2.8%)
    1,000   Americo Life, Inc. (b)                                  7.88        5/01/2013           1,000
      260   Delphi Financial Group, Inc.                            7.38        5/15/2037           6,347
    3,000   Forethought Financial Group (b)                         8.63        4/15/2021           3,684
   23,000   Lincoln National Corp.                                  7.00        5/17/2066          23,748
    2,000   MetLife, Inc.                                          10.75        8/01/2039           3,190
   25,465   StanCorp Financial Group, Inc.                          6.90        6/01/2067          25,974
                                                                                               ----------
                                                                                                   63,943
                                                                                               ----------
            MULTI-LINE INSURANCE (2.7%)
   21,299   Genworth Holdings, Inc.                                 6.15       11/15/2066          20,181
   25,000   Glen Meadow Pass-Through Trust (b)                      6.51        2/12/2067          24,281
   15,000   Nationwide Mutual Insurance Co. (b)                     5.81       12/15/2024          15,375
                                                                                               ----------
                                                                                                   59,837
                                                                                               ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    4,000   GE Capital Trust I                                      6.38       11/15/2067           4,265
    5,000   General Electric Capital Corp.                          6.25                -(g)        5,538
    6,034   ILFC E-Capital Trust I (b)                              4.68 (d)   12/21/2065           5,461
   16,362   ILFC E-Capital Trust II (b)                             6.25       12/21/2065          15,625
    5,000   International Lease Finance Corp.                       8.63        1/15/2022           6,525
    1,000   Washington Mutual Bank (h)                              5.55        6/16/2030             309
                                                                                               ----------
                                                                                                   37,723
                                                                                               ----------
            PROPERTY & CASUALTY INSURANCE (0.7%)
    2,300   Assured Guaranty U.S. Holdings, Inc.                    6.40       12/15/2066           2,202
    1,000   Assured Guaranty U.S. Holdings, Inc. (b)                6.40       12/15/2066             935
    3,780   Hanover Insurance Group, Inc.                           8.21        2/03/2027           3,917
    1,500   Kingsway America, Inc.                                  7.50        2/01/2014           1,451

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 6,000   Liberty Mutual Group, Inc. (b)                          7.00%       3/15/2037      $    6,225
    2,000   Zenith National Insurance Capital Trust I               8.55        8/01/2028           2,035
                                                                                               ----------
                                                                                                   16,765
                                                                                               ----------
            REGIONAL BANKS (1.3%)
    1,000   AmSouth Bancorp.                                        6.75       11/01/2025           1,077
    3,000   First Niagara Financial Group, Inc.                     7.25       12/15/2021           3,700
    6,940   First Tennessee Capital II                              6.30        4/15/2034           6,957
    1,500   M&T Capital Trust I                                     8.23        2/01/2027           1,552
    2,000   M&T Capital Trust II                                    8.28        6/01/2027           2,025
   10,409   Regions Bank                                            6.45        6/26/2037          11,476
    1,790   Regions Financial Corp.                                 7.38       12/10/2037           2,067
                                                                                               ----------
                                                                                                   28,854
                                                                                               ----------
            REITs - MORTGAGE (0.4%)
    9,873   Walter Investment Management Corp. (a)                  5.75       11/28/2017          10,065
                                                                                               ----------
            REITs - SPECIALIZED (0.3%)
    5,000   Aviv Healthcare Properties, LP                          7.75        2/15/2019           5,500
    1,000   Sabra Health Care                                       8.13       11/01/2018           1,095
                                                                                               ----------
                                                                                                    6,595
                                                                                               ----------
            SPECIALIZED FINANCE (0.5%)
   10,000   National Rural Utilities Cooperative Finance
                Corp.                                               4.75        4/30/2043          10,225
                                                                                               ----------
            Total Financials                                                                      278,166
                                                                                               ----------
            HEALTH CARE (2.8%)
            ------------------
            HEALTH CARE EQUIPMENT (0.4%)
    1,500   Accellent, Inc.                                         8.38        2/01/2017           1,605
    1,500   Accellent, Inc.                                        10.00       11/01/2017           1,436
    5,000   Universal Hospital Services, Inc.                       7.63        8/15/2020           5,438
                                                                                               ----------
                                                                                                    8,479
                                                                                               ----------
            HEALTH CARE FACILITIES (1.3%)
   10,000   HCA Holdings, Inc.                                      7.75        5/15/2021          11,362
    5,000   IASIS Healthcare, LLC                                   8.38        5/15/2019           5,312
    5,000   Kindred Healthcare, Inc.                                8.25        6/01/2019           5,169
    4,000   Tenet Healthcare Corp.                                  8.00        8/01/2020           4,510
    2,000   Tenet Healthcare Corp. (b)                              4.50        4/01/2021           2,045
      500   USPI Finance Corp.                                      9.00        4/01/2020             568
                                                                                               ----------
                                                                                                   28,966
                                                                                               ----------
            HEALTH CARE SERVICES (0.6%)
    2,787   Alliance HealthCare Services, Inc. (a)                  7.25        6/01/2016           2,810
    2,000   Alliance HealthCare Services, Inc.                      8.00       12/01/2016           2,050
    2,500   ConvaTec Healthcare (b)                                10.50       12/15/2018           2,825
    5,000   Radiation Therapy Services, Inc.                        9.88        4/15/2017           3,025
    2,000   ResCare, Inc.                                          10.75        1/15/2019           2,270
                                                                                               ----------
                                                                                                   12,980
                                                                                               ----------
            HEALTH CARE SUPPLIES (0.5%)
    3,960   DJO Finance, LLC (a)                                    4.75        9/29/2017           4,035
    1,000   DJO Finance, LLC                                        9.75       10/15/2017           1,058
    3,000   DJO Finance, LLC                                        7.75        4/15/2018           3,150
    4,000   VWR Funding, Inc. (b)                                   7.25        9/15/2017           4,280
                                                                                               ----------
                                                                                                   12,523
                                                                                               ----------
            Total Health Care                                                                      62,948
                                                                                               ----------
            INDUSTRIALS (6.3%)
            ------------------
            AEROSPACE & DEFENSE (1.0%)
     500    Gencorp, Inc. (b)                                       7.13        3/15/2021             541

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5  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $22,500   Textron Financial Corp. (b)                             6.00%       2/15/2067      $   20,813
                                                                                               ----------
                                                                                                   21,354
                                                                                               ----------
            AIRLINES (2.4%)
      976   America West Airlines, Inc. Pass-Through Trust          6.87        1/02/2017           1,020
      506   America West Airlines, Inc. Pass-Through Trust          7.12        1/02/2017             510
    5,000   American Airlines, Inc. "B" Pass-Through Trust (b)      5.63        1/15/2021           5,094
    6,849   American Airlines, Inc. Pass-Through Trust              7.00        1/31/2018           7,260
    1,820   American Airlines, Inc. Pass-Through Trust              8.63       10/15/2021           1,925
    3,301   Continental Airlines, Inc. "B" Pass-Through Trust       6.25        4/11/2020           3,466
    5,000   Continental Airlines, Inc. Pass-Through Trust           6.13        4/29/2018           5,100
    3,000   Continental Airlines, Inc. Pass-Through Trust           5.50        4/29/2022           3,150
    5,901   United Air Lines, Inc. Pass-Through Trust (b)          12.00        7/15/2017           6,668
    7,000   US Airways Group, Inc. "B" Pass-Through Trust           5.38        5/15/2023           7,132
    6,829   US Airways Group, Inc. Pass-Through Trust               8.50        4/22/2017           7,324
    2,739   US Airways Group, Inc. Pass-Through Trust               9.75       10/22/2018           3,094
    1,859   US Airways Group, Inc. Pass-Through Trust (INS)         7.08        3/20/2021           2,016
                                                                                               ----------
                                                                                                   53,759
                                                                                               ----------
            BUILDING PRODUCTS (0.2%)
    5,000   USG Corp. (b)                                           8.38       10/15/2018           5,550
                                                                                               ----------
            COMMERCIAL PRINTING (0.8%)
    5,000   Cenveo Corp.                                            8.88        2/01/2018           5,087
    5,035   Harland Clarke Holdings Corp.                           6.00 (d)    5/15/2015           5,010
    8,000   R.R. Donnelley & Sons Co.                               8.25        3/15/2019           8,960
                                                                                               ----------
                                                                                                   19,057
                                                                                               ----------
            CONSTRUCTION & ENGINEERING (0.1%)
    2,000   Zachry Holdings, Inc. (b)                               7.50        2/01/2020           2,145
                                                                                               ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    5,000   Meritor, Inc.                                           8.13        9/15/2015           5,425
    5,000   Navistar International Corp.                            8.25       11/01/2021           5,231
                                                                                               ----------
                                                                                                   10,656
                                                                                               ----------
            INDUSTRIAL CONGLOMERATES (0.0%)
     715    Tomkins, LLC                                             9.00      10/01/2018             798
                                                                                               ----------
            INDUSTRIAL MACHINERY (0.6%)
    5,000   Dynacast International, LLC                             9.25        7/15/2019           5,550
    1,200   Mueller Water Products, Inc.                            8.75        9/01/2020           1,377
    5,000   Thermadyne Holdings Corp.                               9.00       12/15/2017           5,500
                                                                                               ----------
                                                                                                   12,427
                                                                                               ----------
            RAILROADS (0.4%)
    4,135   Florida East Coast Railway Corp.                        8.13        2/01/2017           4,450
    3,953   Southern Capital Pass-Through Trust (b)                 5.70        6/30/2022           4,287
                                                                                               ----------
                                                                                                    8,737
                                                                                               ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    3,500   United Rentals North America, Inc.                      7.38        5/15/2020           3,981
                                                                                               ----------
            TRUCKING (0.1%)
    2,500   Avis Budget Car Rental, LLC (b)                         5.50        4/01/2023           2,591
                                                                                               ----------
            Total Industrials                                                                     141,055
                                                                                               ----------
            INFORMATION TECHNOLOGY (2.3%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
    3,500   Avaya, Inc. (b)                                         7.00        4/01/2019           3,386
    3,500   Avaya, Inc. (b)                                        10.50        3/01/2021           3,246
                                                                                               ----------
                                                                                                    6,632
                                                                                               ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
  $ 4,750   First Data Corp. (b)                                    7.38%       6/15/2019      $    5,189
    2,000   First Data Corp. (b)                                    6.75       11/01/2020           2,155
    8,000   First Data Corp. (b)                                   11.25        1/15/2021           8,400
    4,000   Lender Processing Services, Inc.                        5.75        4/15/2023           4,290
    4,000   SunGard Data Systems, Inc. (b)                          6.63       11/01/2019           4,275
    2,000   SunGard Data Systems, Inc. (a)                          4.00        3/08/2020           2,028
                                                                                               ----------
                                                                                                   26,337
                                                                                               ----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
    3,000   MEMC Electronic Materials, Inc.                         7.75        4/01/2019           2,805
                                                                                               ----------
            SEMICONDUCTORS (0.3%)
    3,000   Freescale Semiconductor, Inc. (b)                       9.25        4/15/2018           3,315
    2,170   Freescale Semiconductor, Inc.                          10.75        8/01/2020           2,485
                                                                                               ----------
                                                                                                    5,800
                                                                                               ----------
            SYSTEMS SOFTWARE (0.2%)
    5,000   Sophia, LP                                              9.75        1/15/2019           5,625
                                                                                               ----------
            TECHNOLOGY DISTRIBUTORS (0.2%)
    3,990   CDW, LLC                                                8.50        4/01/2019           4,494
                                                                                               ----------
            Total Information Technology                                                           51,693
                                                                                               ----------
            MATERIALS (4.2%)
            ----------------
            ALUMINUM (0.2%)
    4,000   Aleris International, Inc.                              7.63        2/15/2018           4,340
                                                                                               ----------
            COMMODITY CHEMICALS (0.5%)
    5,000   Hexion U.S. Finance Corp.                               8.88        2/01/2018           5,325
    5,000   Hexion U.S. Finance Corp. (b)                           6.63        4/15/2020           5,237
                                                                                               ----------
                                                                                                   10,562
                                                                                               ----------
            DIVERSIFIED CHEMICALS (0.1%)
    1,250   Eagle Spinco, Inc. (b)                                  4.63        2/15/2021           1,317
                                                                                               ----------
            DIVERSIFIED METALS & MINING (0.1%)
    4,000   Thompson Creek Metals Co., Inc.                         7.38        6/01/2018           3,290
                                                                                               ----------
            METAL & GLASS CONTAINERS (1.3%)
    7,960   Reynolds Group Holdings, Inc. (a)                       4.75        9/28/2018           8,099
    8,500   Reynolds Group Issuer, Inc.                             7.88        8/15/2019           9,563
    6,000   Reynolds Group Issuer, Inc.                             9.88        8/15/2019           6,750
    5,000   Reynolds Group Issuer, Inc.                             5.75       10/15/2020           5,250
                                                                                               ----------
                                                                                                   29,662
                                                                                               ----------
            PAPER PACKAGING (0.6%)
    3,000   Longview Fibre Paper & Packaging, Inc. (b)              8.00        6/01/2016           3,143
    3,265   Packaging Dynamics Corp. (b)                            8.75        2/01/2016           3,424
    7,000   Sealed Air Corp. (b)                                    6.88        7/15/2033           7,105
                                                                                               ----------
                                                                                                   13,672
                                                                                               ----------
            PAPER PRODUCTS (0.1%)
    4,000   Verso Paper Holdings, LLC                               8.75        2/01/2019           1,800
                                                                                               ----------
            SPECIALTY CHEMICALS (0.2%)
    5,000   Momentive Performance Materials, Inc.                   9.00        1/15/2021           4,356
      250   US Coatings Acquisition, Inc. (b)                       7.38        5/01/2021             268
                                                                                               ----------
                                                                                                    4,624
                                                                                               ----------
            STEEL (1.1%)
   12,000   Atkore International, Inc. (b)                          9.88        1/01/2018          13,275
    5,000   Edgen Murray Corp. (b)                                  8.75       11/01/2020           5,344
    6,000   JMC Steel Group (b)                                     8.25        3/15/2018           6,307

================================================================================

7  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,000   Severstal Columbus, LLC                                10.25%       2/15/2018      $    1,083
                                                                                               ----------
                                                                                                   26,009
                                                                                               ----------
            Total Materials                                                                        95,276
                                                                                               ----------
            TELECOMMUNICATION SERVICES (5.2%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.5%)
   10,000   Level 3 Financing, Inc.                                 8.13        7/01/2019          11,075
                                                                                               ----------
            INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
   10,000   CenturyLink, Inc.                                       5.80        3/15/2022          10,603
    5,000   Cincinnati Bell, Inc.                                   8.75        3/15/2018           5,125
    5,000   Frontier Communications Corp.                           7.63        4/15/2024           5,238
    9,000   Frontier Communications Corp.                           9.00        8/15/2031           9,427
    3,000   GCI, Inc.                                               8.63       11/15/2019           3,210
      627   Qwest Corp.                                             7.38        6/01/2051          17,067
   10,000   Windstream Corp. (b)                                    7.50        6/01/2022          11,075
    3,000   Windstream Corp.                                        6.38        8/01/2023           3,120
                                                                                               ----------
                                                                                                   64,865
                                                                                               ----------
            WIRELESS TELECOMMUNICATION SERVICES (1.8%)
      600   Clearwire Communications, LLC (b)                      12.00       12/01/2017             702
    5,000   Cricket Communications, Inc.                            7.75       10/15/2020           5,113
    4,000   MetroPCS Wireless, Inc.                                 6.63       11/15/2020           4,345
    1,600   MetroPCS Wireless, Inc. (b)                             6.25        4/01/2021           1,724
    2,000   MetroPCS Wireless, Inc. (b)                             6.63        4/01/2023           2,158
   12,000   Sprint Nextel Corp.                                     7.00        8/15/2020          13,200
   13,000   Sprint Nextel Corp.                                     6.00       11/15/2022          13,617
                                                                                               ----------
                                                                                                   40,859
                                                                                               ----------
            Total Telecommunication Services                                                      116,799
                                                                                               ----------
            UTILITIES (4.6%)
            ----------------
            ELECTRIC UTILITIES (2.2%)
      336   FPL Energy National Wind Portfolio, LLC (b)             6.13        3/25/2019             300
      243   FPL Energy Wind Funding, LLC (b)                        6.88        6/27/2017             210
    2,000   NextEra Energy Capital Holding, Inc.                    7.30        9/01/2067           2,265
    3,000   Otter Tail Corp.                                        9.00       12/15/2016           3,544
   24,630   PPL Capital Funding, Inc. (f)                           6.70        3/30/2067          26,192
    4,000   Texas Competitive Electric Holdings Co., LLC           10.25       11/01/2015             470
   16,960   Texas Competitive Electric Holdings Co., LLC (a)        4.73       10/10/2017          12,503
    3,000   Texas Competitive Electric Holdings Co., LLC (b)       11.50       10/01/2020           2,378
                                                                                               ----------
                                                                                                   47,862
                                                                                               ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
    7,000   AES Corp.                                               7.38        7/01/2021           8,365
    5,400   Calpine Corp. (b)                                       7.88        1/15/2023           6,210
   15,000   Genon Energy, Inc.                                      9.88       10/15/2020          17,400
                                                                                               ----------
                                                                                                   31,975
                                                                                               ----------
            MULTI-UTILITIES (1.0%)
    9,790   Integrys Energy Group, Inc.                             6.11       12/01/2066          10,385
   11,025   Puget Sound Energy, Inc.                                6.97        6/01/2067          11,900
                                                                                               ----------
                                                                                                   22,285
                                                                                               ----------
            Total Utilities                                                                       102,122
                                                                                               ----------
            Total Corporate Obligations (cost: $1,335,584)                                      1,461,388
                                                                                               ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (13.9%)

            CONSUMER DISCRETIONARY (0.8%)
            -----------------------------
            CABLE & SATELLITE (0.2%)
  $ 5,000   Nara Cable Funding Ltd. (b)                             8.88%      12/01/2018      $    5,375
                                                                                               ----------
            HOTELS, RESORTS & CRUISE LINES (0.6%)
    2,500   Carlson Wagonlit B.V. (b)                               6.88        6/15/2019           2,663
    3,446   NCL Corp. Ltd.                                          9.50       11/15/2018           3,920
    5,000   Viking Cruises Ltd. (b)                                 8.50       10/15/2022           5,612
                                                                                               ----------
                                                                                                   12,195
                                                                                               ----------
            Total Consumer Discretionary                                                           17,570
                                                                                               ----------
            CONSUMER STAPLES (0.7%)
            -----------------------
            PACKAGED FOODS & MEAT (0.7%)
    2,300   Fage USA Dairy Industry, Inc. (b)                       9.88        2/01/2020           2,576
    9,425   JBS S.A.                                               10.50        8/04/2016          10,945
    3,000   Minerva Luxembourg, S.A.                                7.75        1/31/2023           3,210
                                                                                               ----------
                                                                                                   16,731
                                                                                               ----------
            Total Consumer Staples                                                                 16,731
                                                                                               ----------
            ENERGY (0.3%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    2,000   Expro Finance Luxembourg SCA (b)                        8.50       12/15/2016           2,145
                                                                                               ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    3,000   OGX Austria GmbH (b)                                    8.38        4/01/2022           1,838
                                                                                               ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    3,000   Niska Gas Storage                                       8.88        3/15/2018           3,232
                                                                                               ----------
            Total Energy                                                                            7,215
                                                                                               ----------
            FINANCIALS (4.5%)
            -----------------
            DIVERSIFIED BANKS (1.2%)
    1,000   Barclays Bank plc (b)                                   5.93                -(g)        1,025
    5,500   BayernLB Capital Trust l                                6.20                -(g)        3,553
    4,000   Compass Bank                                            6.40       10/01/2017           4,359
    5,000   Royal Bank of Scotland Group plc                        7.64                -(g)        4,762
   10,000   Royal Bank of Scotland Group plc                        9.50        3/16/2022          11,880
                                                                                               ----------
                                                                                                   25,579
                                                                                               ----------
            LIFE & HEALTH INSURANCE (0.1%)
    2,000   Great-West Life & Annuity Insurance Co. (b)             7.15        5/16/2046           2,140
                                                                                               ----------
            MULTI-LINE INSURANCE (0.6%)
    5,000   AXA S.A. (b)                                            6.46                -(g)        5,063
    8,272   ZFS Finance USA Trust II (b)                            6.45       12/15/2065           8,975
                                                                                               ----------
                                                                                                   14,038
                                                                                               ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    2,000   ING Capital Funding Trust III                           3.88 (d)            -(g)        1,950
    6,986   ING Groep N.V.                                          5.78                -(g)        6,811
       36   ING Groep N.V.                                          7.20                -(g)          924
       27   ING Groep N.V.                                          7.38                -(g)          678
       58   ING Groep N.V.                                          8.50                -(g)        1,513
                                                                                               ----------
                                                                                                   11,876
                                                                                               ----------
            PROPERTY & CASUALTY INSURANCE (1.5%)
    5,400   Ironshore Holdings, Inc. (b)                            8.50        5/15/2020           6,246
   22,000   QBE Capital Funding III, LP (b)                         7.25        5/24/2041          23,383

================================================================================

9  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 4,000   XL Group plc                                            6.50%               -(g)   $    3,950
                                                                                               ----------
                                                                                                   33,579
                                                                                               ----------
            REGIONAL BANKS (0.0%)
    2,000   Glitnir Banki hf, acquired 1/25/2008;
              cost $1,830(b),(h),(i)                                4.75       10/15/2010             590
    1,000   Kaupthing Bank hf, acquired 1/25/2008;
              cost $888(b),(h),(i)                                  5.75       10/04/2013             245
                                                                                               ----------
                                                                                                      835
                                                                                               ----------
            REINSURANCE (0.3%)
    2,000   Alterra USA Holdings Ltd. (b)                           7.20        4/14/2017           2,115
    5,000   Swiss Re Capital I, LP (b)                              6.85                -(g)        5,375
                                                                                               ----------
                                                                                                    7,490
                                                                                               ----------
            REITs - RETAIL (0.3%)
    3,000   Brixmor, LLC                                            5.30        1/15/2015           2,985
    2,675   Brixmor, LLC                                            5.25        9/15/2015           2,662
    1,550   Brixmor, LLC                                            7.50        7/30/2029           1,389
                                                                                               ----------
                                                                                                    7,036
                                                                                               ----------
            Total Financials                                                                      102,573
                                                                                               ----------
            HEALTH CARE (0.5%)
            ------------------
            PHARMACEUTICALS (0.5%)
    5,000   Valeant Pharmaceuticals International, Inc. (b)         6.38       10/15/2020           5,563
    5,000   Valeant Pharmaceuticals International, Inc. (b)         6.75        8/15/2021           5,550
                                                                                               ----------
                                                                                                   11,113
                                                                                               ----------
            Total Health Care                                                                      11,113
                                                                                               ----------
            INDUSTRIALS (1.1%)
            ------------------
            AEROSPACE & DEFENSE (0.1%)
    2,000   Bombardier, Inc. (b)                                    6.13        1/15/2023           2,172
                                                                                               ----------
            AIRLINES (0.3%)
    7,000   Air Canada "B" Pass-Through Trust (b),(e)               5.38        5/15/2021           7,184
                                                                                               ----------
            MARINE (0.5%)
    5,000   Navios Maritime Holdings, Inc.                          8.88       11/01/2017           5,281
    5,000   Navios Maritime Holdings, Inc.                          8.13        2/15/2019           4,763
                                                                                               ----------
                                                                                                   10,044
                                                                                               ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    5,000   Ashtead Capital, Inc. (b)                               6.50        7/15/2022           5,537
                                                                                               ----------
            Total Industrials                                                                      24,937
                                                                                               ----------
            INFORMATION TECHNOLOGY (0.6%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
    4,975   Misys plc (a)                                           7.25       12/12/2018           5,073
                                                                                               ----------
            COMPUTER STORAGE & PERIPHERALS (0.1%)
    2,000   MMI International Ltd. (b)                              8.00        3/01/2017           2,038
                                                                                               ----------
            SEMICONDUCTOR EQUIPMENT (0.3%)
    5,000   Global A&T Electronics                                 10.00        2/01/2019           5,462
                                                                                               ----------
            Total Information Technology                                                           12,573
                                                                                               ----------
            MATERIALS (3.6%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
    3,000   CEMEX Finance, LLC (b)                                  9.50       12/14/2016           3,240
    1,000   CEMEX Finance, LLC (b)                                  9.38       10/12/2022           1,153

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
  $ 1,000   CEMEX, S.A. de C.V. (b)                                 9.00%       1/11/2018      $    1,095
                                                                                               ----------
                                                                                                    5,488
                                                                                               ----------
            DIVERSIFIED CHEMICALS (0.3%)
    1,000   INEOS Finance plc (b)                                   7.50        5/01/2020           1,122
    5,000   INEOS Group Holdings plc (b)                            8.50        2/15/2016           5,091
                                                                                               ----------
                                                                                                    6,213
                                                                                               ----------
            DIVERSIFIED METALS & MINING (0.2%)
    5,000   Vedanta Resources plc (b)                               8.25        6/07/2021           5,472
                                                                                               ----------
            GOLD (0.5%)
    5,000   Eldorado Gold Corp. (b)                                 6.13       12/15/2020           5,125
    5,000   New Gold, Inc. (b)                                      6.25       11/15/2022           5,175
                                                                                               ----------
                                                                                                   10,300
                                                                                               ----------
            METAL & GLASS CONTAINERS (0.6%)
    7,000   Ardagh Packaging Finance plc (b)                        7.38       10/15/2017           7,752
    4,000   Ardagh Packaging Finance plc (b)                        9.13       10/15/2020           4,540
    1,000   Ardagh Packaging Finance plc (b)                        7.00       11/15/2020           1,060
    1,000   Ardagh Packaging Finance plc (b)                        4.88       11/15/2022           1,025
                                                                                               ----------
                                                                                                   14,377
                                                                                               ----------
            PAPER PACKAGING (0.3%)
    6,200   Smurfit Kappa Treasury Funding Ltd.                     7.50       11/20/2025           6,913
                                                                                               ----------
            PAPER PRODUCTS (0.5%)
    5,725   Mercer International, Inc.                              9.50       12/01/2017           6,269
    5,000   Sappi Papier Holding GmbH (b)                           6.63        4/15/2021           5,275
                                                                                               ----------
                                                                                                   11,544
                                                                                               ----------
            STEEL (0.9%)
   15,000   ArcelorMittal                                           7.50       10/15/2039          15,828
    5,000   FMG Resources (August 2006) Pty Ltd. (b)                6.88        4/01/2022           5,381
                                                                                               ----------
                                                                                                   21,209
                                                                                               ----------
            Total Materials                                                                        81,516
                                                                                               ----------
            TELECOMMUNICATION SERVICES (1.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    5,000   Sable International Finance Ltd. (b)                    8.75        2/01/2020           5,688
                                                                                               ----------
            WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    5,000   Digicel Ltd. (b)                                        6.00        4/15/2021           5,025
    2,489   Intelsat Jackson Holdings Ltd. (a)                      3.20        2/03/2014           2,492
    5,000   Intelsat Jackson Holdings Ltd.                          7.25        4/01/2019           5,525
    3,000   Intelsat Jackson Holdings Ltd. (b)                      6.63       12/15/2022           3,259
    2,000   NII Capital Corp.                                       8.88       12/15/2019           1,890
    2,000   NII Capital Corp.                                       7.63        4/01/2021           1,780
    3,000   NII International Telecom S.A. (b)                     11.38        8/15/2019           3,480
                                                                                               ----------
                                                                                                   23,451
                                                                                               ----------
            Total Telecommunication Services                                                       29,139
                                                                                               ----------
            UTILITIES (0.5%)
            ----------------
            ELECTRIC UTILITIES (0.5%)
   10,000   Electricite De France S.A. (b)                          5.25        1/29/2023          10,078
                                                                                               ----------
            Total Eurodollar and Yankee Obligations (cost: $286,796)                              313,445
                                                                                               ----------
            COMMERCIAL MORTGAGE SECURITIES (5.2%)

            FINANCIALS (5.2%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (5.2%)
    2,444   Banc of America Commercial Mortgage, Inc. (b)           5.47       12/10/2042           2,178

================================================================================

11  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                              COUPON                          VALUE
(000)       SECURITY                                                  RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------------
  $ 4,920   Banc of America Commercial Mortgage, Inc.                5.95%       5/10/2045     $    5,254
        6   Banc of America Commercial Mortgage, Inc. (b)            5.64        9/10/2047              7
      502   Banc of America Commercial Mortgage, Inc. (b)            6.14        9/10/2047            535
    3,000   Banc of America Commercial Mortgage, Inc.                6.44        2/10/2051          3,251
    2,500   Bear Stearns Commercial Mortgage Securities, Inc.        5.64       12/11/2040          2,269
    4,000   Bear Stearns Commercial Mortgage Securities, Inc.        5.21        2/11/2041          4,114
    3,176   Bear Stearns Commercial Mortgage Securities, Inc. (b)    5.66        9/11/2041          2,861
    5,000   Bear Stearns Commercial Mortgage Securities, Inc.        5.57        1/12/2045          4,982
    2,500   Citigroup Commercial Mortgage Trust                      5.93        3/15/2049          2,637
    5,000   Citigroup/Deutsche Bank Commercial Mortgage Trust        5.39        7/15/2044          5,396
    1,000   Credit Suisse First Boston Mortgage Securities Corp. (b) 5.78       12/15/2035          1,008
    3,213   Credit Suisse First Boston Mortgage Securities Corp. (b) 5.02        1/15/2037          3,281
    2,950   Credit Suisse First Boston Mortgage Securities Corp.     5.99        6/15/2038          2,992
   15,000   Credit Suisse First Boston Mortgage Securities Corp.     0.39        2/15/2040         11,362
    4,110   GE Capital Commercial Mortgage Corp.                     5.47        3/10/2044          4,201
    5,000   GE Capital Commercial Mortgage Corp.                     5.61       12/10/2049          5,169
    2,000   GMAC Commercial Mortgage Securities, Inc.                4.97       12/10/2041          1,817
    7,000   GS Mortgage Securities Corp. II                          5.83        4/10/2038          7,140
    1,000   GS Mortgage Securities Corp. II                          5.53        8/10/2038          1,029
    6,000   GS Mortgage Securities Corp. II                          5.83        8/10/2038          5,556
    2,830   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.14        9/12/2037          2,528
    2,151   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.51        1/12/2043          2,354
    3,378   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.52       12/15/2044          3,588
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.48        5/15/2045          2,171
    3,750   Merrill Lynch Mortgage Trust                             5.36        7/12/2038          3,559
    5,000   Merrill Lynch Mortgage Trust                             5.87        5/12/2039          5,021
    5,000   Merrill Lynch Mortgage Trust                             5.05        8/12/2039          4,807
    1,755   Morgan Stanley Capital I, Inc.                           5.15        8/13/2042          1,815
    1,445   Morgan Stanley Capital I, Inc.                           5.17        8/13/2042          1,458
    3,000   Morgan Stanley Capital I, Inc.                           5.79        7/12/2044          3,377
    4,000   Wachovia Bank Commercial Mortgage Trust                  5.56       12/15/2044          4,078
    5,000   Wachovia Bank Commercial Mortgage Trust                  5.37       11/15/2048          4,717
                                                                                               ----------
                                                                                                  116,512
                                                                                               ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0)
      740   Credit Suisse First Boston Corp., acquired
              6/13/2003; cost $36(i)                                 1.85        5/17/2040             43
                                                                                               ----------
            Total Financials                                                                      116,555
                                                                                               ----------
            Total Commercial Mortgage Securities (cost: $107,398)                                 116,555
                                                                                               ----------
            MUNICIPAL BONDS (0.1%)

            CASINOS & GAMING (0.1%)
    4,000   Mashantucket (Western) Pequot Tribe (b),(h)              5.91        9/01/2021          2,716
      545   Seneca Nation of Indians Capital Improvements Auth.      6.75       12/01/2013            544
                                                                                               ----------
                                                                                                    3,260
                                                                                               ----------
            Total Municipal Bonds (cost: $3,353)                                                    3,260
                                                                                               ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES   SECURITY                                                                                (000)
---------------------------------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (2.3%)
      238   iShares iBoxx High Yield Corporate Bond Fund                                       $   22,808
      687   SPDR Barclays Capital High Yield Bond Fund                                             28,699
                                                                                               ----------
            Total Exchange-Traded Funds (cost: $48,578)                                            51,507
                                                                                               ----------
            EQUITY SECURITIES (7.8%)

            COMMON STOCKS (4.7%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
   58,400   LVMH Moet Hennessy ADR                                                                  2,029
                                                                                               ----------
            AUTO PARTS & EQUIPMENT (0.1%)
   57,766   Lear Corp.                                                                              3,338
      427   MD Investors Corp., acquired 10/16/2009; cost $0*(i),(j)                                    6
                                                                                               ----------
                                                                                                    3,344
                                                                                               ----------
            CABLE & SATELLITE (0.3%)
   37,530   Charter Communications, Inc. "A"*                                                       3,781
   72,680   Comcast Corp. "A"                                                                       3,001
   13,121   Time Warner Cable, Inc.                                                                 1,232
                                                                                               ----------
                                                                                                    8,014
                                                                                               ----------
            CATALOG RETAIL (0.1%)
   10,874   Harry & David Holdings, Inc., acquired 9/13/2011; cost $2,528(b),(i),(j)                1,196
                                                                                               ----------
            GENERAL MERCHANDISE STORES (0.2%)
   54,685   Target Corp.                                                                            3,859
                                                                                               ----------
            HOME FURNISHINGS (0.2%)
   73,070   Tempur-Pedic International, Inc.*                                                       3,544
                                                                                               ----------
            HOTELS, RESORTS & CRUISE LINES (0.0%)
   25,400   Hyatt Hotels Corp. "A"*                                                                 1,084
                                                                                               ----------
            MOVIES & ENTERTAINMENT (0.1%)
   24,195   Walt Disney Co.                                                                         1,521
                                                                                               ----------
            PUBLISHING (0.0%)
   50,096   American Media, Inc., acquired 12/22/2010; cost $969*(b),(i),(j)                          203
                                                                                               ----------
            Total Consumer Discretionary                                                           24,794
                                                                                               ----------
            CONSUMER STAPLES (0.5%)
            -----------------------
            DRUG RETAIL (0.2%)
   69,500   CVS Caremark Corp.                                                                      4,043
                                                                                               ----------
            HOUSEHOLD PRODUCTS (0.2%)
   47,242   Kimberly-Clark Corp.                                                                    4,875
                                                                                               ----------
            PACKAGED FOODS & MEAT (0.1%)
   47,100   Green Mountain Coffee Roasters, Inc.*                                                   2,704
                                                                                               ----------
            Total Consumer Staples                                                                 11,622
                                                                                               ----------
            ENERGY (0.7%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
   37,302   Chevron Corp.                                                                           4,551
   47,063   Royal Dutch Shell plc ADR                                                               3,199
                                                                                               ----------
                                                                                                    7,750
                                                                                               ----------

================================================================================

13  | USAA High Income Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES   SECURITY                                                                                (000)
---------------------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
   88,602   Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(i),(j)               $    1,525
                                                                                               ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
   84,107   EPL Oil & Gas, Inc.*                                                                    2,748
                                                                                               ----------
            OIL & GAS REFINING & MARKETING (0.0%)
   15,000   Valero Energy Corp.                                                                       605
                                                                                               ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   77,935   Spectra Energy Corp.                                                                    2,457
                                                                                               ----------
            Total Energy                                                                           15,085
                                                                                               ----------

            FINANCIALS (0.4%)
            -----------------
            LIFE & HEALTH INSURANCE (0.1%)
   64,582   MetLife, Inc.                                                                           2,518
                                                                                               ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   67,332   JPMorgan Chase & Co.                                                                    3,300
                                                                                               ----------
            REITs - SPECIALIZED (0.0%)
   10,000   Strategic Hotels & Resorts, Inc.*                                                          81
   10,951   Sunstone Hotel Investors, Inc.*                                                           136
                                                                                               ----------
                                                                                                      217
                                                                                               ----------
            SPECIALIZED FINANCE (0.1%)
   35,130   CME Group, Inc.                                                                         2,138
                                                                                               ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
  115,241   People's United Financial, Inc.                                                         1,516
                                                                                               ----------
            Total Financials                                                                        9,689
                                                                                               ----------
            HEALTH CARE (0.5%)
            ------------------
            HEALTH CARE EQUIPMENT (0.0%)
    3,407   Diagnostic Services Holdings, acquired 6/01/2009; cost $756*(b),(i),(j)                    28
                                                                                               ----------
            PHARMACEUTICALS (0.5%)
   50,662   Johnson & Johnson                                                                       4,318
   50,900   Merck & Co., Inc.                                                                       2,393
   52,607   Novartis AG ADR                                                                         3,880
                                                                                               ----------
                                                                                                   10,591
                                                                                               ----------
            Total Health Care                                                                      10,619
                                                                                               ----------
            INDUSTRIALS (0.1%)
            ------------------
            COMMERCIAL PRINTING (0.0%)
      518   Quad Graphics, Inc.                                                                        11
                                                                                               ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
  120,000   General Electric Co.                                                                    2,675
                                                                                               ----------
            Total Industrials                                                                       2,686
                                                                                               ----------
            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   42,548   Automatic Data Processing, Inc.                                                         2,865
                                                                                               ----------
            SEMICONDUCTORS (0.1%)
   74,500   Intel Corp.                                                                             1,784
                                                                                               ----------
            SYSTEMS SOFTWARE (0.2%)
  115,450   Microsoft Corp.                                                                         3,822
                                                                                               ----------
            Total Information Technology                                                            8,471
                                                                                               ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES   SECURITY                                                                                (000)
---------------------------------------------------------------------------------------------------------
            MATERIALS (0.6%)
            ----------------
            COMMODITY CHEMICALS (0.2%)
   61,024   LyondellBasell Industries N.V. "A"                                                 $    3,704
                                                                                               ----------
            CONSTRUCTION MATERIALS (0.0%)
      596   Panolam Holdings Co., acquired 1/20/2010; cost $315*(i),(j)                                --
                                                                                               ----------
            DIVERSIFIED CHEMICALS (0.1%)
   20,716   E.I. du Pont de Nemours & Co.                                                           1,129
                                                                                               ----------
            GOLD (0.1%)
   43,000   Barrick Gold Corp.                                                                        848
   28,300   Goldcorp, Inc.                                                                            837
   33,650   Newmont Mining Corp.                                                                    1,090
                                                                                               ----------
                                                                                                    2,775
                                                                                               ----------
            PAPER PRODUCTS (0.2%)
   54,650   Clearwater Paper Corp.*                                                                 2,515
   57,700   International Paper Co.                                                                 2,711
    1,707   Resolute Forest Products*                                                                  25
                                                                                               ----------
                                                                                                    5,251
                                                                                               ----------
            STEEL (0.0%)
   20,000   Worthington Industries, Inc.                                                              643
                                                                                               ----------
            Total Materials                                                                        13,502
                                                                                               ----------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  109,203   AT&T, Inc.                                                                              4,090
                                                                                               ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   40,677   Crown Castle International Corp.*                                                       3,132
   74,489   Vodafone Group plc ADR                                                                  2,279
                                                                                               ----------
                                                                                                    5,411
                                                                                               ----------
            Total Telecommunication Services                                                        9,501
                                                                                               ----------
            Total Common Stocks (cost: $82,095)                                                   105,969
                                                                                               ----------
            PREFERRED STOCKS (3.3%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
  120,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)             13,253
                                                                                               ----------
            ENERGY (1.0%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   22,000   Chesapeake Energy Corp., 5.75%, perpetual (b)                                          22,129
                                                                                               ----------
            FINANCIALS (1.6%)
            -----------------
            CONSUMER FINANCE (0.1%)
    3,000   Ally Financial, Inc., 7.00%, perpetual                                                  2,961
                                                                                               ----------
            DIVERSIFIED BANKS (0.3%)
    8,000   US Bancorp, 7.19%, perpetual                                                            7,333
                                                                                               ----------

================================================================================

15  | USAA High Income Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                             MARKET
$(000)/                                                                                             VALUE
SHARES      SECURITY                                                                                (000)
---------------------------------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (0.2%)
   $3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual                                        $    3,116
   $2,000   Syncora Holdings Ltd., 6.88%, perpetual (j)                                                --
                                                                                               ----------
                                                                                                    3,116
                                                                                               ----------
            REINSURANCE (0.0%)
    3,000   American Overseas Group Ltd., 7.50%, non-cumulative, acquired 1/23/2007 -
            3/02/2007; cost $3,109*(i),(j)                                                            750
                                                                                               ----------
            REITs - INDUSTRIAL (0.6%)
  185,741   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                      12,021
                                                                                               ----------
            REITs - OFFICE (0.3%)
  240,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                    6,135
                                                                                               ----------
            REITs - SPECIALIZED (0.1%)
   70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                  1,757
                                                                                               ----------
            Total Financials                                                                       34,073
                                                                                               ----------
            UTILITIES (0.1%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
   27,000   Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual           2,886
                                                                                               ----------
            Total Preferred Stocks (cost: $70,317)                                                 72,341
                                                                                               ----------
            WARRANTS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.0%)
      147   Lear Corp.*                                                                                16
                                                                                               ----------
            CABLE & SATELLITE (0.0%)
    5,016   Charter Communications Inc. "A"*                                                          278
                                                                                               ----------
            PUBLISHING (0.0%)
   12,745   Reader's Digest Association, Inc.*(j)                                                      --
                                                                                               ----------
            Total Consumer Discretionary                                                              294
                                                                                               ----------
            Total Warrants (cost: $27)                                                                294
                                                                                               ----------
            Total Equity Securities (cost: $149,439)                                              175,488
                                                                                               ----------

PRINCIPAL
AMOUNT                                                             COUPON
(000)                                                                RATE        MATURITY
---------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.6%)

            COMMERCIAL PAPER (4.4%)

            CONSUMER DISCRETIONARY (0.7%)
            -----------------------------
            HOTELS, RESORTS & CRUISE LINES (0.7%)
  $16,008   Carnival Corp. (b),(k)                                  0.28%       5/02/2013          16,008
                                                                                               ----------
            CONSUMER STAPLES (0.4%)
            -----------------------
            DISTILLERS & VINTNERS (0.4%)
    8,191   Diageo Capital plc (b),(k)                              0.26        5/03/2013           8,191
                                                                                               ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                             COUPON                           VALUE
(000)       SECURITY                                                 RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
            ENERGY (1.1%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (1.1%)
  $ 8,816   DCP Midstream, LLC (b),(k)                              0.27%       5/02/2013      $    8,816
   15,000   Spectra Energy Capital, LLC (b),(k)                     0.27        5/01/2013          15,000
                                                                                               ----------
                                                                                                   23,816
                                                                                               ----------
            Total Energy                                                                           23,816
                                                                                               ----------
            UTILITIES (2.2%)
            ----------------
            ELECTRIC UTILITIES (1.5%)
   15,000   Northeast Utilities (b),(k)                             0.28        5/03/2013          15,000
   14,575   Southern California Edison Co. (b),(k)                  0.25        5/07/2013          14,574
    3,868   Southern Power Co. (b),(k)                              0.29        5/09/2013           3,868
                                                                                               ----------
                                                                                                   33,442
                                                                                               ----------
            GAS UTILITIES (0.7%)
   17,300   AGL Capital Corp. (b),(k)                               0.28        5/06/2013          17,299
                                                                                               ----------
            Total Utilities                                                                        50,741
                                                                                               ----------
            Total Commercial Paper                                                                 98,756
                                                                                               ----------
            VARIABLE-RATE DEMAND NOTES (0.2%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            LEISURE FACILITIES (0.2%)
    5,000   Twins Ballpark, LLC (INS)(LIQ)(b)                       1.13       10/01/2034           5,000
                                                                                               ----------
            Total Money Market Instruments (cost: $103,756)                                       103,756
                                                                                               ----------

            TOTAL INVESTMENTS (COST: $2,037,904)                                               $2,228,515
                                                                                               ==========

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------

                                             (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                           QUOTED PRICES        OTHER         SIGNIFICANT
                                             IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                              MARKETS        OBSERVABLE         INPUTS
                                           FOR IDENTICAL       INPUTS
ASSETS                                         ASSETS                                               TOTAL
---------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                    $      25,832     $ 1,435,556     $         --     $ 1,461,388
  Eurodollar And Yankee Obligations                   --         313,445               --         313,445
  Commercial Mortgage Securities                      --         116,555               --         116,555
  Municipal Bonds                                     --           3,260               --           3,260
  Exchange-Traded Funds                           51,507              --               --          51,507
Equity Securities:
  Common Stocks                                  103,011              --            2,958         105,969
  Preferred Stocks                                    --          71,591              750          72,341
  Warrants                                           294              --               --             294
Money Market Instruments:
  Commercial Paper                                    --          98,756               --          98,756
  Variable-Rate Demand Notes                          --           5,000               --           5,000
---------------------------------------------------------------------------------------------------------
Total                                      $     180,644     $ 2,044,163     $      3,708     $ 2,228,515
---------------------------------------------------------------------------------------------------------

================================================================================

17  | USAA High Income Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                PREFERRED
                                                    CORPORATE OBLIGATIONS      COMMON STOCK        STOCKS
---------------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                          $229            $2,373          $750
Purchases                                                               -                 -             -
Sales                                                                  (8)                -             -
Transfers into Level 3                                                  -                 -             -
Transfers out of Level 3                                                -                 -             -
Net realized gain (loss) on investments                                 8                 -             -
Change in net unrealized appreciation/depreciation
  of investments.                                                    (229)              585             -
---------------------------------------------------------------------------------------------------------
Balance as of April 30, 2013                                           $-            $2,958          $750
---------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through April 30, 2013, preferred stocks with a fair value of $2,154,000 were transferred from Level 1 to Level 2 as a result of a change in methodology being reported by the pricing service at the beginning of the period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

19  | USAA High Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, certain bonds, which are valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are supported by tender offers and quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

21  | USAA High Income Fund

================================================================================

                QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                       FAIR VALUE AT                          SIGNIFICANT
                       APRIL 30, 2013      VALUATION         UNOBSERVABLE
ASSETS                  ($ IN 000'S)      TECHNIQUE(S)         INPUT(S)                RANGE
EQUITY SECURITIES:
Common Stocks              $1,756            Market        Revenue Multiple(a)     0.13x -- 2.4x
                                          Comparables
                                                           EBITDA Multiple(a)      0.53x -- 12.90x

                                                           Earnings per
                                                             Share Multiple(a)      (30.10)x --
                                                                                       17.20x

                                                           Discount for lack
                                                             of marketability(b)   0.01x - 2.00x

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of April 30, 2013, the Fund's outstanding when-issued commitments, including interest purchased, were $14,100,000.

D. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued
ASU No.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

E. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $221,241,000 and $30,630,000, respectively, resulting in net unrealized appreciation of $190,611,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,252,442,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.9% of net assets at April 30, 2013.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

================================================================================

23  | USAA High Income Fund

================================================================================

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Assured Guaranty Corp. or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan Chase Bank, N.A. or U.S. Bank, N.A.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT    Real estate investment trust

SPECIFIC NOTES

(a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

(d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2013.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

(e) At April 30, 2013, the aggregate market value of securities purchased on a when-issued basis was $14,528,000.

(f) At April 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h) Currently the issuer is in default with respect to interest and/or principal payments.

(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2013, was $4,586,000, which represented 0.2% of the Fund's net assets.

(j) Security was fair valued at April 30, 2013, by the Manager in accordance with valuation procedures approved by the Board.

(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

*    Non-income-producing security.

================================================================================

25  | USAA High Income Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.